Risks and Uncertainties - Additional Information (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Risk and Uncertainty [Line Items]
Investments, at fair value	$ 183,746,713	$ 160,958,982
Employer Common Stock
EBP, Risk and Uncertainty [Line Items]
Concentration of investment at fair value to net assets (as a percent)	7.80%	7.90%
Investments, at fair value	$ 14,539,556	$ 12,934,398